UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21090

Beaumont Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Drive, Suite 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Benjamin J. Bornstein
Prospero Capital Management, LLC
500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (949) 219-0486

Date of fiscal year end:  December 31
Date of reporting period: March 31, 2006

ITEM 1.     SCHEDULE OF INVESTMENTS.

BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
March 31, 2006
(Unaudited)
______________


Investment securities

Common Stocks	                       Shares	     Fair Value	     % of Net Assets

Financial

Diversified Financial
AXA SA-Sponsored ADR                  12,542          $438,468
JP Morgan Chase	                       9,913	       412,777
Citigroup	                       8,489	       400,935
				                     1,252,180        10.93%
Insurance
St Paul Travelers	              13,303	       555,932
American Intl Group	               7,113           470,098
				                     1,026,030	      8.95%
Banking
Fremont General	                      21,275	       458,689
Washington Mutual	               7,646  	       325,873
				                       784,562        6.85%
Real Estate
iSTAR Financial                       12,597           482,213        4.21%
               Total - Financial                     3,544,985       30.93%

Consumer Staples

Tobacco
Carolina Group	                      15,897	       751,451
Altria Group	                       9,882           700,239
						     1,451,690       12.67%
Conglomerate
Loews Corp	                       7,577	       766,792        6.69%

Media
Viacom-Class B	                       4,450	       172,660
CBS Corp *                             4,450           106,711
Liberty Media *                       10,300	        84,563
Discovery Holding *                    2,030            30,450
                                                       394,384        3.44%

Retail Distribution, hardline
Handleman	                      18,105	       173,808	      1.52%
		Total - Consumer Staples	     2,786,674       24.31%


*  Security did not pay a dividend during the previous twelve months.


Investment securities (CONTINUED)

Common Stocks (Continued)	Shares	             Fair Value	     % of Net Assets

Healthcare

Pharmaceuticals
Merck                                 11,433	      $402,785
Pfizer                                14,200           353,864
						       756,649         6.60%
Managed Care
Wellpoint *              	       7,524	       582,583	       5.08%

Biotechnology
Amgen *	                               5,830           424,133         3.70%
Total - Healthcare		                     1,763,365	      15.39%

Technology

Wireless Communications
Nokia Corp - Sponsored ADR	      26,720	       553,638	      4.83%

Consumer Electronics
Nam Tai Electronics	              23,000	       526,930        4.60%

Software
Microsoft Corp	                       8,570	       233,190	      2.03%
		Total - Technology		     1,313,758       11.46%

Transportation

Railroads
Genesee & Wyoming *	              24,724	       758,532	      6.62%

Air Freight
Federal Express
                                       4,033	       455,487        3.97%
		Total - Transportation		     1,214,019       10.59%

Utilities

Energy
BP PLC Sponsored ADR	               5,135	       354,007
Chesapeake Energy Corp                 9,900           310,959
Transocean *                           1,000            80,300
                                                       745,266        6.50%

Electric
American Electric Power                6,260	       212,965        1.86%

	Total - Utilities		               958,231	      8.36%

Consumer, Cyclical

Retail, hardline
Carmax *	                      16,729	       546,704	      4.77%

Building Materials
Masco Corp	                      11,800	       383,382        3.34%

		Total - Consumer, Cyclical             930,086        8.11%

International Exchange Traded Funds
  Morgan Stanley India Fund            3,150	       157,500

Total International Exchange Traded Funds              157,500        1.37%

Total investment securities (cost - $8,704,709)	    $12,668,619     110.53%

*  Security did not pay a dividend during the previous twelve months.


BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
March 31, 2006
(Unaudited)
______________


SECURITIES SOLD SHORT

Common Stocks            Shares	       Fair Value       % of Net Assets

Index

Depositary Receipts
S&P Depositary Receipts (SPDR)	     13,690         $1,777,373
Nasdaq 100 Shares                     8,000            335,440
		Total - Index		             2,112,813	           18.43%

Consumer, Cyclical

Educational Services
Strayer Education	               3,485	        356,376
Apollo Group *	                       3,100	        162,781
				                        519,157            4.53%
Retail, softline
Hot Topic *	                      21,342  	        309,459
Bed, Bath & Beyond *	               2,600	         99,840
Wal-Mart Stores    	               1,110	         52,436
				                        461,735            4.03%
Building Materials
Sherwin Williams  	                 830	         41,035            0.36%
		Total - Consumer Cyclical	      1,021,927            8.92%
Technology

Retail, on-line
Amazon.com *	                       6,375	       $232,879	           2.03%

Internet Search
Google *                                560             218,400            1.91%

Wireless Communications
Research in Motion *	               2,375	        201,590   	   1.76%

Leisure Goods & Services
Electronic Arts *                      2,250	        123,120            1.07%

Semiconductor
Maxim Integrated Products	       2,200	         81,730            0.71%
		Total - Technology		        857,719            7.48%

Consumer Staples

Restaurants
Panera Bread *	                       6,200	        466,116
P.F. Chang's China Bistro *	       5,505	        271,341
                Total - Consumer Staples		737,457            6.43%


*  Security did not pay a dividend during the previous twelve months.


SECURITIES SOLD SHORT (CONTINUED)

Common Stocks (Continued)	      Shares	       Fair Value	% of Net Assets

Transportation

Air Freight
UPS	                             3,175	      $252,032	            2.20%

Airlines
JetBlue Airways *	             9,082	        97,359	            0.85%
		Total - Transportation		       349,391	            3.05%

Communications

Fixed-Line Communications
AT&T/SBC Communications              3,900	       105,456
		Total - Communications		       105,456             0.92%

Total securities sold short (proceeds - $4,151,052)  $5,184,763           45.24%

*  Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Beaumont Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  May 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  May 29, 2006

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Beaumont Fund, LLC

Date:  May 29, 2006